SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
2026	$ 20,552	$ 20,552
2027	20,552	20,552
2028	20,552	20,552
2029	20,552	20,552
Thereafter	193,538	214,088
Total	$ 291,160	$ 296,298